Oct-01-02 12:26pm From-NEW YORK STOCK EXCHANGE +2126565893 T-459 P.004/004 F-849

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert N/S

NYSE

02047825

1-8389

RECD S.E.C.
OCT 0 1 2002
1086

October 1, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 0 9 2002
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each Representing 1/1,000 of a Share of 7.500% Cumulative Preferred Stock, Series V, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 1, 2002. Tentative listing date – October 3, 2002.

Sincerely,

Paras Madho